THE ALGER FUNDS

Incorporated herein by reference  is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 13, 2012 (SEC Accession No. 0001104659-12-009103).